Investment Strategy	Jul. 24, 2026
Tradr 2X Long SK Hynix Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times leveraged exposure to the daily performance of SKHY. This may include SKHY stock in addition to financial instruments discussed below. The Fund is an actively-managed ETF that seeks to achieve on a daily basis, before fees and expenses, 200% performance of SKHY for a single-trading day, not for any other period, by entering into one or more swaps and/or purchasing listed options on SKHY and/or investing directly in the common stock of SKHY. A “single-trading day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. However, the use of option contracts or direct investments in common stock of SKHY is typically less efficient than swaps and may increase the likelihood that the Fund is unable to achieve its daily 2X objective.

The Fund will enter into one or more swaps with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on SKHY. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing SKHY. If the Advisor determines to use call options, the Fund will purchase exchange-traded call options, including FLexible EXchange® Options (“FLEX Options”). FLEX Options are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Exchange. The Fund may take delivery of SKHY stock if it chooses to exercise a call option and either hold or sell the stock in the secondary markets.

Additionally, the Fund may use other option strategies to produce similar exposure to SKHY, like buying calls and selling puts with identical strike prices. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the asset, in case of certain call options) at a certain defined price. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options in response to changing market dynamics.

The Advisor attempts to consistently apply leverage to increase the Fund’s exposure to 200% of SKHY, and expects to rebalance the Fund’s holdings daily to maintain such exposure. Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single-trading day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of SKHY over the same period. As a result of its investment strategies, the Fund will be concentrated in the industry assigned to SKHY (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry assigned to SKHY). SKHY is assigned to the Semiconductor industry as of the date of this prospectus.

Additionally, the Fund may invest all available cash in the Fund’s portfolio in (1) U.S. government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short-term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality (“Collateral Investments”).

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means that it may invest more of its assets in a smaller number of issuers than “diversified” funds. The Fund may engage in frequent and active trading.

SKHY is a semiconductor company headquartered in Icheon, South Korea. SKHY manufactures and sells memory semiconductor products, including dynamic random-access memory chips, flash memory chips and static random access memory chips, which are used in a wide range of applications such as personal computers, servers, mobile devices and data centers. As of July 13, 2026, SKHY had a market capitalization of approximately $1.314 trillion.

SKHY is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by SKHY pursuant to the Exchange Act can be located by reference to the SEC file number 333-296987 through the SEC’s website at www.sec.gov. In addition, information regarding SKHY may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

Common shares of SKHY are listed on the KRX KOSPI Market of the Korea Exchange (the “KRX KOSPI Market”) under the identification code “000660.” SKHY maintains an investor website at www.skhynix.com.

SKHY is subject to different disclosure and other requirements than domestic U.S. registrants. For example, as a foreign private issuer, in the U.S., SKHY is not subject to the same disclosure requirements as a domestic U.S. registrant under the U.S. Securities Exchange Act of 1934, as amended (the “Exchange Act”), including the requirements to prepare and issue quarterly reports on Form 10-Q or to file current reports on Form 8-K upon the occurrence of specified significant events, the proxy rules applicable to domestic U.S. registrants under Section 14 of the Exchange Act or the short-swing profit rules applicable to domestic U.S. registrants under Section 16 of the Exchange Act. In addition, SKHY has indicated its intention to rely on exemptions from certain U.S. rules, which will permit it to follow Korean legal requirements rather than certain of the requirements that are applicable to U.S. domestic registrants.

The Fund has derived all disclosures contained in this document regarding SKHY from the publicly available documents described above. In connection with the offering of the Fund’s securities, none of the Fund, the Trust, the Advisor, or any of their respective affiliates has participated in the preparation of such documents. The Advisor has not made any due diligence inquiry with respect to the data or information underlying the publicly available information of SKHY. None of the Fund, the Trust, the Advisor or any of their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding SKHY is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of SKHY have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning SKHY could affect the value of the Fund’s investments with respect to SKHY and therefore the value of the Fund.

None of the Trust, the Fund, the Advisor or any of their respective affiliates makes any representation to you as to the performance of SKHY.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times leveraged exposure to the daily performance of SKHY.
Strategy Portfolio Concentration [Text]	As a result of its investment strategies, the Fund will be concentrated in the industry assigned to SKHY (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry assigned to SKHY). SKHY is assigned to the Semiconductor industry as of the date of this prospectus.
Tradr 2X Short SK Hynix Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times inverse leveraged exposure to the daily performance of SKHY. This may include SKHY stock in addition to financial instruments discussed below. The Fund is an actively-managed ETF that seeks to achieve on a daily basis, before fees and expenses, -200% performance of SKHY for a single-trading day, not for any other period, by entering into one or more swaps and/or purchasing listed options on SKHY and/or investing directly in the common stock of SKHY. A “single-trading day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. However, the use of option contracts or direct investments in common stock of SKHY is typically less efficient than swaps and may increase the likelihood that the Fund is unable to achieve its daily inverse -2X objective.

The Fund will enter into one or more swaps with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on SKHY. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing SKHY. If the Advisor determines to use options, the Fund may purchase exchange-traded call and put options, including FLexible EXchange® Options (“FLEX Options”). FLEX Options are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Exchange. The Fund may take delivery of SKHY stock if it chooses to exercise a call option and either hold or sell the stock in the secondary markets.

Additionally, the Fund may use other option strategies to produce similar exposure to SKHY, like buying calls and selling puts with identical strike prices. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the asset, in case of certain call options) at a certain defined price. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options in response to changing market dynamics.

The Advisor attempts to consistently apply leverage to increase the Fund’s exposure to -200% of SKHY, and expects to rebalance the Fund’s holdings daily to maintain such exposure. Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single-trading day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of SKHY over the same period. As a result of its investment strategies, the Fund will be concentrated in the industry assigned to SKHY (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry assigned to SKHY). SKHY is assigned to the Semiconductor industry as of the date of this prospectus.

Additionally, the Fund may invest all available cash in the Fund’s portfolio in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short-term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality (“Collateral Investments”).

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means that it may invest more of its assets in a smaller number of issuers than “diversified” funds. The Fund may engage in frequent and active trading.

SKHY is a semiconductor company headquartered in Icheon, South Korea. SKHY manufactures and sells memory semiconductor products, including dynamic random-access memory chips, flash memory chips and static random access memory chips, which are used in a wide range of applications such as personal computers, servers, mobile devices and data centers. As of July 13, 2026, SKHY had a market capitalization of approximately $1.314 trillion.

SKHY is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by SKHY pursuant to the Exchange Act can be located by reference to the SEC file number 333-296987 through the SEC’s website at www.sec.gov. In addition, information regarding SKHY may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

Common shares of SKHY are listed on the KRX KOSPI Market of the Korea Exchange (the “KRX KOSPI Market”) under the identification code “000660.” SKHY maintains an investor website at www.skhynix.com.

SKHY is subject to different disclosure and other requirements than domestic U.S. registrants. For example, as a foreign private issuer, in the U.S., SKHY is not subject to the same disclosure requirements as a domestic U.S. registrant under the U.S. Securities Exchange Act of 1934, as amended (the “Exchange Act”), including the requirements to prepare and issue quarterly reports on Form 10-Q or to file current reports on Form 8-K upon the occurrence of specified significant events, the proxy rules applicable to domestic U.S. registrants under Section 14 of the Exchange Act or the short-swing profit rules applicable to domestic U.S. registrants under Section 16 of the Exchange Act. In addition, SKHY has indicated its intention to rely on exemptions from certain U.S. rules, which will permit it to follow Korean legal requirements rather than certain of the requirements that are applicable to U.S. domestic registrants.

The Fund has derived all disclosures contained in this document regarding SKHY from the publicly available documents described above. In connection with the offering of the Fund’s securities, none of the Fund, the Trust, the Advisor, or any of their respective affiliates has participated in the preparation of such documents. The Advisor has not made any due diligence inquiry with respect to the data or information underlying the publicly available information of SKHY. None of the Fund, the Trust, the Advisor or any of their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding SKHY is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of SKHY have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning SKHY could affect the value of the Fund’s investments with respect to SKHY and therefore the value of the Fund.

None of the Trust, the Fund, the Advisor or any of their respective affiliates makes any representation to you as to the performance of SKHY.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times inverse leveraged exposure to the daily performance of SKHY.
Strategy Portfolio Concentration [Text]	As a result of its investment strategies, the Fund will be concentrated in the industry assigned to SKHY (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry assigned to SKHY). SKHY is assigned to the Semiconductor industry as of the date of this prospectus.